Taxation - Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	£ 1,553	£ 1,724
Unrecognised deferred tax asset	252	256
Tax losses	2,148	2,042
Capital losses	355	399
Within 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	556	678
Unrecognised deferred tax asset	117	148
Greater Than Ten Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	838	957
Unrecognised deferred tax asset	108	93
Available indefinitely [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	159	89
Unrecognised deferred tax asset	27	15
Tax losses	2,148	2,042
Capital losses	£ 355	£ 399